Employee benefit plans - Net periodic benefit cost for defined benefit plans (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Employee Benefit Plans [Abstract]
Service cost	¥ 3,021	¥ 2,702	¥ 6,057	¥ 5,429
Interest cost	453	545	906	1,090
Expected return on plan assets	(1,510)	(1,517)	(3,019)	(3,034)
Amortization of net actuarial losses	1,323	957	2,647	1,915
Amortization of prior service cost	(264)	(265)	(528)	(530)
Net periodic benefit cost	¥ 3,023	¥ 2,422	¥ 6,063	¥ 4,870